Schedule of Investments (unaudited) March 31, 2019	BlackRock LifePath Index 2035 Fund of BlackRock Funds III (Percentages shown are based on Net Assets)

Mutual Fund	Value
LifePath Index 2035 Master Portfolio of Master Investment Portfolio	$3,070,768,945

Total Investments (Cost — $2,745,778,227) — 100.0%	3,070,768,945

Liabilities in Excess of Other Assets — (0.0)%	(71,234)

Net Assets — 100.0%	$3,070,697,711

BlackRock LifePath Index 2035 Fund (the “LifePath Index Fund”) seeks to achieve its investment objective by investing all of its assets in LifePath Index 2035 Master Portfolio (the “LifePath Index Master Portfolio”), which has the same investment objective and strategies as the LifePath Index Fund. As of March 31, 2019, the value of the investment and the percentage owned by the LifePath Index Fund of the LifePath Index Master Portfolio was $3,070,768,945 and 100.0%, respectively.

The LifePath Index Fund records its investment in the LifePath Index Master Portfolio at fair value. The LifePath Index Fund’s investment in the LifePath Index Master Portfolio is valued pursuant to the pricing policies approved by the Board of Trustees of the LifePath Index Master Portfolio.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the LifePath Index Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the LifePath Index Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the LifePath Index Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the LifePath Index Fund’s policy regarding valuation of investments, refer to the LifePath Index Fund’s most recent financial statements as contained in its annual report.

As of period end, the LifePath Index Fund’s investment in the LifePath Index Master Portfolio was classified as Level 2.

During the period ended March 31, 2019, there were no transfers between levels.

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Schedule of Investments (unaudited) March 31, 2019	LifePath Index 2035 Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares/ Investment Value	Value

Affiliated Investment Companies(d) — 100.0%

Equity Funds — 78.6%
iShares Core MSCI Total International Stock ETF(a)	13,953,925	$810,304,424
iShares Developed Real Estate Index Fund	24,803,062	272,833,686
Large Cap Index Master Portfolio	$1,264,267,953	1,264,267,953
Master Small Cap Index Series	$66,401,637	66,401,637

		2,413,807,700

Fixed Income Funds — 21.0%
iShares TIPS Bond ETF(a)	803,820	90,887,927

Security	Shares/ Investment Value	Value

Fixed Income Funds (continued)
U.S. Total Bond Index Master Portfolio	$554,342,580	$554,342,580

		645,230,507

Short-Term Securities — 0.4%
BlackRock Cash Funds: Institutional, SL Agency Shares,
2.63%(b)(c)	2,234,381	2,235,275
BlackRock Cash Funds: Treasury, SL Agency Shares,
2.37%(c)	8,485,883	8,485,883

		10,721,158

Total Affiliated Investment Companies — 100.0% (Cost — $2,757,245,867)		3,069,759,365

Other Assets Less Liabilities — 0.0%		1,026,970

Net Assets — 100.0%		$3,070,786,335

(a)	Security, or a portion of the security, is on loan.
(b)	All or a portion of security was purchased with the cash collateral from loaned securities.
(c)	Annualized 7-day yield as of period end.
(d)

During the period ended March 31, 2019, investments in issuers considered to be affiliates of the LifePath Index Master Portfolio for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, and/or related parties of the LifePath Index Master Portfolio were as follows:

Affiliate Persons and/or Related Parties	Shares/ Investment Value Held at 12/31/18	Shares/ Investment Value Purchased		Shares/ Investment Value Sold		Shares/ Investment Value Held at 03/31/19	Value at 03/31/19	Income		Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	—	2,234,381	(b)	—		2,234,381	$2,235,275	$604	(c)	$—	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	6,598,067	1,887,816	(b)	—		8,485,883	8,485,883	50,546		—	—
iShares Core MSCI Total International Stock ETF	12,341,347	1,707,475		(94,897)		13,953,925	810,304,424	—		(935,508)	71,814,470
iShares Developed Real Estate Index Fund	26,571,467	2,003,479		(3,771,884)		24,803,062	272,833,686	—		1,249,838	36,967,164
iShares TIPS Bond ETF	658,134	147,486		(1,800)		803,820	90,887,927	—		(12,316)	2,592,659
Large Cap Index Master Portfolio	$1,067,319,615	$196,948,338	(b)	$—		$1,264,267,953	1,264,267,953	6,179,194		1,663,986	149,886,030
Master Small Cap Index Series	$49,503,645	$16,897,992	(b)	$—		$66,401,637	66,401,637	229,584		118,138	6,825,759
Total International ex U.S. Index Master Portfolio*	$10,368,490	$—		$(10,368,490	)(d)	$—	—	6,785		(376)	(372,527)
U.S. Total Bond Index Master Portfolio	$481,658,994	$72,683,586	(b)	$—		$554,342,580	554,342,580	3,926,433		357,838	12,668,564

							$3,069,759,365	$10,393,146		$2,441,600	$280,382,119

*	No longer held by the LifePath Index Master Portfolio as of period end.
(a)	Includes net capital gain distributions, if applicable.
(b)	Represents net shares/investment value purchased.
(c)

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(d)	Represents net investment value sold.

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Schedule of Investments (unaudited) (continued) March 31, 2019	LifePath Index 2035 Master Portfolio

Portfolio Abbreviations

ETF	Exchange-Traded Fund
MSCI	Morgan Stanley Capital International

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the LifePath Index Master Portfolio has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the LifePath Index Master Portfolio’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the LifePath Index Master Portfolio’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the LifePath Index Master Portfolio’s policy regarding valuation of investments refer to the LifePath Index Master Portfolio’s most recent financial statements as contained in its annual report.

The following table summarizes the LifePath Index Master Portfolio’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Equity Funds	$1,083,138,110	$—	$—	$1,083,138,110
Fixed Income Fund	90,887,927	—	—	90,887,927
Short-Term Securities	10,721,158	—	—	10,721,158

	$1,184,747,195	$—	$—	$1,184,747,195

Investments Valued at Net Asset Value (“NAV”)(b)				1,885,012,170

				$3,069,759,365

(a)

As of March 31, 2019, certain investments of the LifePath Index Master Portfolio’s Investments were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

During the period ended March 31, 2019, there were no transfers between levels.

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